Name :	Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

March 3, 2009

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	John Hancock Series Trust (the “Trust”) on behalf of
John Hancock Mid Cap Equity Fund and
John Hancock Global Real Estate Fund (the “Funds”)
File Nos. 811-3392 and 2-75807

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the Classes A, B and C shares Prospectuses, the Class I shares Prospectuses and the combined Statement of Additional Information of the Funds, dated March 1, 2009, for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from those contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary